Growth and Income Portfolio
Statement of Investments
March 31, 2025 (Unaudited)

Description	Shares	Value ($)
Common Stocks — 97.8%
Automobiles & Components — .2%
General Motors Co.	4,808	226,120
Banks — 4.5%
Bank of America Corp.	34,211	1,427,625
First Horizon Corp.	33,147	643,715
JPMorgan Chase & Co.	6,929	1,699,684
The PNC Financial Services Group, Inc.	2,445	429,757
U.S. Bancorp	4,670	197,167
		4,397,948
Capital Goods — 8.6%
3M Co.	2,198	322,798
AMETEK, Inc.	5,965	1,026,815
Axon Enterprise, Inc. (a)	943	495,971
Ferguson Enterprises, Inc.	1,521	243,710
GE Vernova, Inc.	675	206,064
Howmet Aerospace, Inc.	8,258	1,071,310
Hubbell, Inc.	4,899	1,621,128
Ingersoll Rand, Inc.	10,667	853,680
Johnson Controls International PLC	5,273	422,420
L3Harris Technologies, Inc.	5,457	1,142,205
Trane Technologies PLC	2,371	798,837
Vertiv Holdings Co., Cl. A	4,029	290,894
		8,495,832
Commercial & Professional Services — .4%
Veralto Corp.	4,435	432,191
Consumer Discretionary Distribution & Retail — 6.0%
Amazon.com, Inc. (a)	27,211	5,177,165
Best Buy Co., Inc.	2,598	191,239
Chewy, Inc., Cl. A (a)	16,363	531,961
		5,900,365
Consumer Durables & Apparel — .6%
Lululemon Athletica, Inc. (a)	1,963	555,647
Consumer Services — 2.2%
International Game Technology PLC	13,075	212,599
Las Vegas Sands Corp.	19,206	741,928
Planet Fitness, Inc., Cl. A (a)	5,813	561,594
Royal Caribbean Cruises Ltd.	3,137	644,465
		2,160,586
Consumer Staples Distribution & Retail — .5%
Casey’s General Stores, Inc. (b)	1,069	463,989
Energy — 4.6%
ConocoPhillips	3,328	349,507
Diamondback Energy, Inc.	2,197	351,256
EQT Corp.	22,757	1,215,907
Exxon Mobil Corp.	8,437	1,003,412
Hess Corp.	2,245	358,594
Marathon Petroleum Corp.	3,497	509,478

Statement of Investments (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 97.8% (continued)
Energy — 4.6% (continued)
Phillips 66	5,150	635,922
Venture Global, Inc., Cl. A (b)	13,071	134,631
		4,558,707
Equity Real Estate Investment Trusts — .3%
Weyerhaeuser Co. (c)	11,177	327,262
Financial Services — 6.5%
Berkshire Hathaway, Inc., Cl. B (a)	3,555	1,893,322
Block, Inc. (a)	12,581	683,526
Capital One Financial Corp.	3,813	683,671
CME Group, Inc.	4,005	1,062,486
Intercontinental Exchange, Inc.	6,891	1,188,697
The Goldman Sachs Group, Inc.	950	518,976
Voya Financial, Inc.	4,647	314,881
		6,345,559
Food, Beverage & Tobacco — .9%
Freshpet, Inc. (a)	3,184	264,813
Philip Morris International, Inc.	4,111	652,539
		917,352
Health Care Equipment & Services — 7.5%
Alcon AG	12,958	1,230,103
Align Technology, Inc. (a)	3,622	575,391
Baxter International, Inc.	15,267	522,589
Boston Scientific Corp. (a)	5,492	554,033
DexCom, Inc. (a)	8,203	560,183
Intuitive Surgical, Inc. (a)	1,781	882,076
Labcorp Holdings, Inc.	2,070	481,772
Medtronic PLC	13,486	1,211,852
UnitedHealth Group, Inc.	2,540	1,330,325
		7,348,324
Household & Personal Products — .7%
Kenvue, Inc.	18,418	441,664
The Estee Lauder Companies, Inc., Cl. A	3,848	253,968
		695,632
Insurance — 4.1%
American International Group, Inc.	10,387	903,046
Aon PLC, Cl. A	2,527	1,008,500
Assurant, Inc.	6,052	1,269,407
MetLife, Inc.	6,517	523,250
RenaissanceRe Holdings Ltd.	1,406	337,440
		4,041,643
Materials — 3.3%
CRH PLC	7,789	685,198
Crown Holdings, Inc.	4,963	442,997
Freeport-McMoRan, Inc.	13,840	523,983
International Paper Co.	15,647	834,768
Newmont Corp.	15,836	764,562
		3,251,508
Media & Entertainment — 8.0%
Alphabet, Inc., Cl. A	9,392	1,452,379
Alphabet, Inc., Cl. C	18,447	2,881,975
Netflix, Inc. (a)	1,181	1,101,318

Description	Shares	Value ($)
Common Stocks — 97.8% (continued)
Media & Entertainment — 8.0% (continued)
Omnicom Group, Inc.	4,608	382,049
Pinterest, Inc., Cl. A (a)	16,642	515,902
Reddit, Inc., Cl. A (a)	3,733	391,592
The Walt Disney Company	11,403	1,125,476
		7,850,691
Pharmaceuticals, Biotechnology & Life Sciences — 7.4%
BioNTech SE, ADR (a)	2,579	234,844
Bio-Techne Corp.	7,667	449,516
Bristol-Myers Squibb Co.	16,500	1,006,335
Danaher Corp.	6,108	1,252,140
Eli Lilly & Co.	672	555,012
Gilead Sciences, Inc.	4,880	546,804
Illumina, Inc. (a)	6,673	529,435
Johnson & Johnson	6,985	1,158,392
Natera, Inc. (a)	1,861	263,164
Repligen Corp. (a)	3,045	387,446
Sanofi SA, ADR	4,194	232,599
Zoetis, Inc.	4,134	680,663
		7,296,350
Real Estate Management & Development — 1.3%
CoStar Group, Inc. (a)	16,271	1,289,151
Semiconductors & Semiconductor Equipment — 8.9%
Applied Materials, Inc.	2,145	311,282
Broadcom, Inc.	6,642	1,112,070
Micron Technology, Inc.	7,157	621,872
NVIDIA Corp.	61,815	6,699,510
		8,744,734
Software & Services — 10.0%
Atlassian Corp., Cl. A (a)	1,220	258,896
CrowdStrike Holdings, Inc., Cl. A (a)	1,311	462,232
Datadog, Inc., Cl. A (a)	2,663	264,196
Dolby Laboratories, Inc., Cl. A	9,280	745,277
HubSpot, Inc. (a)	1,315	751,246
International Business Machines Corp.	1,816	451,567
Microsoft Corp.	11,868	4,455,129
MongoDB, Inc. (a)	1,434	251,524
ServiceNow, Inc. (a)	720	573,221
Shopify, Inc., Cl. A (a)	10,637	1,015,621
Synopsys, Inc. (a)	1,510	647,563
		9,876,472
Technology Hardware & Equipment — 7.4%
Apple, Inc.	23,836	5,294,691
Cisco Systems, Inc.	25,048	1,545,712
Pure Storage, Inc., Cl. A (a)	5,134	227,282
TE Connectivity PLC	1,504	212,545
		7,280,230
Telecommunication Services — 1.7%
AT&T, Inc.	58,371	1,650,733

Statement of Investments (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 97.8% (continued)
Transportation — 1.1%
CSX Corp.	24,770	728,981
Delta Air Lines, Inc.	7,211	314,400
		1,043,381
Utilities — 1.1%
Constellation Energy Corp.	2,267	457,095
Dominion Energy, Inc.	11,268	631,797
		1,088,892
Total Common Stocks (cost $65,567,862)		96,239,299

	1-Day Yield (%)
Investment Companies — 2.4%
Registered Investment Companies — 2.4%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(d) (cost $2,305,637)	4.44	2,305,637	2,305,637
Investment of Cash Collateral for Securities Loaned — .1%
Registered Investment Companies — .1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(d) (cost $131,341)	4.44	131,341	131,341
Total Investments (cost $68,004,840)		100.3%	98,676,277
Liabilities, Less Cash and Receivables		(.3%)	(296,642)
Net Assets		100.0%	98,379,635

ADR—American Depositary Receipt

(a)	Non-income producing security.
(b)
Security, or portion thereof, on loan. At March 31, 2025, the value of the fund’s securities on loan was $592,496 and the value of the collateral was $600,108, consisting of cash collateral of $131,341 and U.S. Government & Agency securities valued at $468,767.  In addition, the value of collateral may include pending sales that are also on loan.

(c)	Investment in real estate investment trust within the United States.
(d)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
See notes to statement of investments.

Statement of Investments
Growth and Income Portfolio

March 31, 2025 (Unaudited)
The following is a summary of the inputs used as of March 31, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	96,239,299	—	—	96,239,299
Investment Companies	2,436,978	—	—	2,436,978
	98,676,277	—	—	98,676,277

†	See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.
Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depositary Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The securities on loan, if any, are also disclosed in the fund’s Statement of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.
At March 31, 2025, accumulated net unrealized appreciation on investments was $30,671,437, consisting of $34,639,428 gross unrealized appreciation and $3,967,991 gross unrealized depreciation.
At March 31, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.